UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)   (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

GQI

Principal Listing Exchange: NYSE Arca, Inc.

Natixis Gateway Quality Income ETF

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Natixis Gateway Quality Income ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Gateway Quality Income ETF	$17	0.34%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$149,208,562
  # of Portfolio Holdings (including overnight repurchase agreements)85
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$95,906

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Specialty Retail	3.6%
Oil, Gas & Consumable Fuels	3.7%
Broadline Retail	3.8%
Health Care Providers & Services	4.4%
Consumer Staples Distribution & Retail	4.4%
Financial Services	5.7%
Technology Hardware, Storage & Peripherals	6.6%
Interactive Media & Services	8.4%
Equity-Linked Notes	8.8%
Software	10.3%
Semiconductors & Semiconductor Equipment	12.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	8.8%
Microsoft Corp.	6.9%
Apple, Inc.	5.8%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class A	4.1%
Amazon.com, Inc.	3.8%
Mastercard, Inc., Class A	2.5%
Costco Wholesale Corp.	2.4%
Home Depot, Inc.	2.3%
UBS AG (Switzerland)	2.2%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

GQI

Natixis Gateway Quality Income ETF

Semi-annual Shareholder Report

June 30, 2025

TGQI88-0625

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
June 30, 2025

Natixis Gateway Quality Income ETF
Natixis Loomis Sayles Focused Growth ETF
Natixis Vaughan Nelson Select ETF

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Natixis Gateway Quality Income ETF

Shares	Description	Value (†)
Common Stocks — 90.7% of Net Assets
	Aerospace & Defense — 0.1%
511	Lockheed Martin Corp.	$236,665
	Air Freight & Logistics — 0.9%
6,162	C.H. Robinson Worldwide, Inc.	591,244
7,284	Expeditors International of Washington, Inc.	832,197
		1,423,441
	Automobiles — 1.3%
6,019	Tesla, Inc.(a)	1,911,996
	Banks — 2.1%
10,951	JPMorgan Chase & Co.	3,174,804
	Beverages — 0.3%
8,042	Monster Beverage Corp.(a)	503,751
	Biotechnology — 1.2%
11,015	Gilead Sciences, Inc.	1,221,233
8,339	Incyte Corp.(a)	567,886
		1,789,119
	Broadline Retail — 3.8%
25,604	Amazon.com, Inc.(a)	5,617,262
	Building Products — 0.9%
3,687	Builders FirstSource, Inc.(a)	430,236
1,665	Lennox International, Inc.	954,445
		1,384,681
	Capital Markets — 1.2%
1,958	MarketAxess Holdings, Inc.	437,300
2,783	Moody's Corp.	1,395,925
		1,833,225
	Commercial Services & Supplies — 1.1%
5,708	Cintas Corp.	1,272,142
6,654	Rollins, Inc.	375,419
		1,647,561
	Communications Equipment — 0.9%
12,644	Arista Networks, Inc.(a)	1,293,608
	Consumer Staples Distribution & Retail — 4.4%
3,692	Costco Wholesale Corp.	3,654,858
12,990	Kroger Co.	931,773
7,889	Sysco Corp.	597,513
14,097	Walmart, Inc.	1,378,405
		6,562,549
	Diversified Telecommunication Services — 0.9%
46,693	AT&T, Inc.	1,351,295
	Electric Utilities — 0.4%
4,131	NRG Energy, Inc.	663,356
	Entertainment — 0.5%
990	Spotify Technology SA(a)	759,667
	Financial Services — 5.7%
6,671	Berkshire Hathaway, Inc., Class B(a)	3,240,572
6,660	Mastercard, Inc., Class A	3,742,520
4,481	Visa, Inc., Class A	1,590,979
		8,574,071
	Food Products — 1.0%
16,924	Archer-Daniels-Midland Co.	893,249
6,930	Bunge Global SA	556,340
		1,449,589
Shares	Description	Value (†)
	Ground Transportation — 0.6%
5,207	Old Dominion Freight Line, Inc.	$845,096
	Health Care Equipment & Supplies — 1.5%
4,107	IDEXX Laboratories, Inc.(a)	2,202,748
	Health Care Providers & Services — 4.4%
12,560	Cardinal Health, Inc.	2,110,080
8,974	Cencora, Inc.	2,690,854
1,353	Humana, Inc.	330,781
1,872	McKesson Corp.	1,371,764
		6,503,479
	Hotels, Restaurants & Leisure — 0.7%
1,795	Domino's Pizza, Inc.	808,827
969	DoorDash, Inc., Class A(a)	238,868
		1,047,695
	Household Durables — 0.8%
156	NVR, Inc.(a)	1,152,163
	Household Products — 1.9%
5,864	Clorox Co.	704,091
12,488	Colgate-Palmolive Co.	1,135,159
7,650	Kimberly-Clark Corp.	986,238
		2,825,488
	Insurance — 1.9%
1,296	Erie Indemnity Co., Class A	449,440
4,978	Progressive Corp.	1,328,429
10,349	Prudential Financial, Inc.	1,111,896
		2,889,765
	Interactive Media & Services — 8.4%
34,421	Alphabet, Inc., Class A	6,066,013
8,743	Meta Platforms, Inc., Class A	6,453,121
		12,519,134
	IT Services — 0.8%
4,229	VeriSign, Inc.	1,221,335
	Oil, Gas & Consumable Fuels — 3.7%
8,192	EOG Resources, Inc.	979,845
1,807	Marathon Petroleum Corp.	300,161
10,581	Phillips 66	1,262,313
719	Texas Pacific Land Corp.	759,545
16,458	Valero Energy Corp.	2,212,284
		5,514,148
	Pharmaceuticals — 1.6%
9,364	Bristol-Myers Squibb Co.	433,459
1,169	Eli Lilly & Co.	911,271
12,002	Merck & Co., Inc.	950,078
787	Zoetis, Inc.	122,733
		2,417,541
	Real Estate Management & Development — 0.1%
1,281	CBRE Group, Inc., Class A(a)	179,494
	Semiconductors & Semiconductor Equipment — 12.7%
4,661	Applied Materials, Inc.	853,289
5,613	Broadcom, Inc.	1,547,224
1,094	KLA Corp.	979,940
18,695	Lam Research Corp.	1,819,771
83,156	NVIDIA Corp.	13,137,816
1,959	QUALCOMM, Inc.	311,990
2,864	Teradyne, Inc.	257,531
		18,907,561
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Natixis Gateway Quality Income ETF (continued)
Shares	Description	Value (†)
	Software — 10.3%
4,535	Adobe, Inc.(a)	$1,754,501
21,020	Fortinet, Inc.(a)	2,222,234
20,745	Microsoft Corp.	10,318,770
5,624	Palantir Technologies, Inc., Class A(a)	766,664
261	ServiceNow, Inc.(a)	268,329
		15,330,498
	Specialty Retail — 3.6%
10,117	Best Buy Co., Inc.	679,154
9,206	Home Depot, Inc.	3,375,288
1,212	TJX Cos., Inc.	149,670
2,411	Ulta Beauty, Inc.(a)	1,127,914
		5,332,026
	Technology Hardware, Storage & Peripherals — 6.6%
42,325	Apple, Inc.	8,683,820
10,571	NetApp, Inc.	1,126,340
		9,810,160
	Textiles, Apparel & Luxury Goods — 1.6%
7,892	Deckers Outdoor Corp.(a)	813,428
5,825	Lululemon Athletica, Inc.(a)	1,383,904
2,130	NIKE, Inc., Class B	151,315
		2,348,647
	Trading Companies & Distributors — 2.8%
42,663	Fastenal Co.	1,791,846
2,304	W.W. Grainger, Inc.	2,396,713
		4,188,559
	Total Common Stocks (Identified Cost $123,760,446)	135,412,177

Principal Amount
Equity-Linked Notes — 8.8%
$3,397,140	BNP Paribas Issuance BV, (S&P 500 Index), 85.650%, 7/11/2025(b)	3,012,838
Principal Amount	Description	Value (†)
$1,474,308	GS Finance Corp., MTN, (S&P 500 Index), 82.620%, 8/01/2025(b)	$1,417,221
2,978,535	Royal Bank of Canada, (S&P 500 Index), 87.350%, 7/07/2025(b)	2,529,520
3,073,754	UBS AG, (S&P 500 Index), 84.560%, 7/18/2025(b)	2,859,520
3,619,546	UBS AG, (S&P 500 Index), 110.400%, 7/25/2025(b)	3,327,613
	Total Equity-Linked Notes (Identified Cost $14,543,283)	13,146,712

Short-Term Investments — 0.1%
127,232	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $127,243 on 7/01/2025 collateralized by $129,800 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $129,843 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $127,232)	127,232
	Total Investments — 99.6% (Identified Cost $138,430,961)	148,686,121
	Other assets less liabilities — 0.4%	522,441
	Net Assets — 100.0%	$149,208,562

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of
Rule 144A holdings amounted to $13,146,712 or 8.8% of net assets.

MTN	Medium Term Note
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Natixis Loomis Sayles Focused Growth ETF

Shares	Description	Value (†)
Common Stocks — 97.0% of Net Assets
	Aerospace & Defense — 3.9%
74,576	Boeing Co.(a)	$15,625,909
	Automobiles — 5.9%
73,307	Tesla, Inc.(a)	23,286,702
	Beverages — 3.9%
244,804	Monster Beverage Corp.(a)	15,334,523
	Biotechnology — 5.5%
9,839	Regeneron Pharmaceuticals, Inc.	5,165,475
37,186	Vertex Pharmaceuticals, Inc.(a)	16,555,207
		21,720,682
	Broadline Retail — 7.2%
129,391	Amazon.com, Inc.(a)	28,387,091
	Capital Markets — 2.1%
18,300	FactSet Research Systems, Inc.	8,185,224
	Entertainment — 9.4%
19,676	Netflix, Inc.(a)	26,348,722
86,405	Walt Disney Co.	10,715,084
		37,063,806
	Financial Services — 4.3%
47,690	Visa, Inc., Class A	16,932,335
	Health Care Equipment & Supplies — 3.0%
21,835	Intuitive Surgical, Inc.(a)	11,865,357
	Hotels, Restaurants & Leisure — 1.6%
71,156	Starbucks Corp.	6,520,024
	Interactive Media & Services — 16.1%
140,329	Alphabet, Inc., Class A	24,730,180
52,736	Meta Platforms, Inc., Class A	38,923,914
		63,654,094
	Life Sciences Tools & Services — 0.9%
35,948	Illumina, Inc.(a)	3,429,799
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 13.9%
347,399	NVIDIA Corp.	$54,885,568
	Software — 19.3%
55,731	Autodesk, Inc.(a)	17,252,646
38,610	Microsoft Corp.	19,205,000
86,548	Oracle Corp.	18,921,989
49,192	Salesforce, Inc.	13,414,166
31,180	Workday, Inc., Class A(a)	7,483,200
		76,277,001
	Total Common Stocks (Identified Cost $309,913,913)	383,168,115

Principal Amount
Short-Term Investments — 0.6%
$2,557,983	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $2,558,189 on 7/01/2025 collateralized by $2,609,000 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $2,609,265 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,557,983)	2,557,983
	Total Investments — 97.6% (Identified Cost $312,471,896)	385,726,098
	Other assets less liabilities — 2.4%	9,304,224
	Net Assets — 100.0%	$395,030,322

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 98.9% of Net Assets
	Aerospace & Defense — 2.5%
217	TransDigm Group, Inc.	$329,979
	Banks — 4.3%
1,981	JPMorgan Chase & Co.	574,312
	Broadline Retail — 6.5%
3,902	Amazon.com, Inc.(a)	856,060
	Capital Markets — 3.0%
2,174	Intercontinental Exchange, Inc.	398,864
	Chemicals — 3.4%
1,331	Sherwin-Williams Co.	457,012
	Communications Equipment — 2.8%
868	Motorola Solutions, Inc.	364,959
	Consumer Finance — 3.4%
2,096	Capital One Financial Corp.	445,945
	Electrical Equipment — 3.3%
1,239	Eaton Corp. PLC	442,311
	Entertainment — 6.9%
770	Spotify Technology SA(a)	590,852
2,592	Walt Disney Co.	321,434
		912,286
	Financial Services — 4.2%
1,147	Berkshire Hathaway, Inc., Class B(a)	557,178
	Food Products — 1.9%
3,736	Mondelez International, Inc., Class A	251,956
	Household Durables — 2.6%
1,048	TopBuild Corp.(a)	339,279
	Interactive Media & Services — 10.2%
3,413	Alphabet, Inc., Class A	601,473
1,011	Meta Platforms, Inc., Class A	746,209
		1,347,682
	Machinery — 2.7%
2,744	Xylem, Inc.	354,964
	Oil, Gas & Consumable Fuels — 4.4%
2,840	Expand Energy Corp.	332,110
2,389	Exxon Mobil Corp.	257,534
		589,644
	Pharmaceuticals — 3.3%
2,831	Zoetis, Inc.	441,494
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 15.5%
582	Monolithic Power Systems, Inc.	$425,663
5,498	NVIDIA Corp.	868,629
3,345	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	757,609
		2,051,901
	Software — 11.5%
2,056	Microsoft Corp.	1,022,675
494	ServiceNow, Inc.(a)	507,871
		1,530,546
	Specialty Retail — 3.3%
4,868	O'Reilly Automotive, Inc.(a)	438,753
	Trading Companies & Distributors — 3.2%
570	United Rentals, Inc.	429,438
	Total Common Stocks (Identified Cost $10,569,862)	13,114,563

Principal Amount
Short-Term Investments — 1.7%
$221,928	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $221,946 on 7/01/2025 collateralized by $226,400 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $226,469 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $221,928)	221,928
	Total Investments — 100.6% (Identified Cost $10,791,790)	13,336,491
	Other assets less liabilities — (0.6)%	(74,352)
	Net Assets — 100.0%	$13,262,139

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 4

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Natixis Gateway Quality Income ETF	Natixis Loomis Sayles Focused Growth ETF	Natixis Vaughan Nelson Select ETF
ASSETS
Investments at cost	$138,430,961	$312,471,896	$10,791,790
Net unrealized appreciation	10,255,160	73,254,202	2,544,701
Investments at value	148,686,121	385,726,098	13,336,491
Receivable for Fund shares sold	—	9,489,693	—
Receivable from investment adviser (Note 5)	8,527	—	31,065
Receivable for securities sold	—	9,579,876	—
Dividends and interest receivable	661,766	66,708	7,020
Prepaid expenses	288	288	288
TOTAL ASSETS	149,356,702	404,862,663	13,374,864
LIABILITIES
Payable for Fund shares redeemed	—	9,614,495	—
Management fees payable (Note 5)	—	122,722	—
Deferred Trustees’ fees (Note 5)	61,102	11,091	39,744
Administrative fees payable (Note 5)	5,138	13,300	464
Audit and tax services fees payable	25,886	25,487	25,539
Other accounts payable and accrued expenses	56,014	45,246	46,978
TOTAL LIABILITIES	148,140	9,832,341	112,725
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$149,208,562	$395,030,322	$13,262,139
NET ASSETS CONSIST OF:
Paid-in capital	$154,554,375	$315,068,334	$12,581,483
Accumulated earnings (loss)	(5,345,813)	79,961,988	680,656
NET ASSETS	$149,208,562	$395,030,322	$13,262,139
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$149,208,562	$395,030,322	$13,262,139
Shares of beneficial interest	2,790,000	9,450,000	370,400
Net asset value, offering and redemption price per share	$53.48	$41.80	$35.80

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
5 |

Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	Natixis Gateway Quality Income ETF	Natixis Loomis Sayles Focused Growth ETF	Natixis Vaughan Nelson Select ETF
INVESTMENT INCOME
Interest	$6,930,480	$23,170	$8,316
Dividends	674,373	530,313	69,411
Less net foreign taxes withheld	—	—	(1,115)
	7,604,853	553,483	76,612
Expenses
Management fees (Note 5)	164,129	822,844	50,775
Administrative fees (Note 5)	29,652	71,342	3,145
Trustees' fees and expenses (Note 5)	10,959	14,811	9,211
Transfer agent fees and expenses (Note 5)	7,736	7,736	7,736
Audit and tax services fees	23,738	23,373	23,367
Custodian fees and expenses	30,795	37,326	28,018
Legal fees	1,000	1,000	1,000
Registration fees	—	7,477	—
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	4,473	8,847	2,762
Miscellaneous expenses	21,757	26,015	18,630
Total expenses	300,739	1,027,271	151,144
Less waiver and/or expense reimbursement (Note 5)	(68,223)	(56,315)	(93,115)
Net expenses	232,516	970,956	58,029
Net investment income (loss)	7,372,337	(417,473)	18,583
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Investments	(4,555,975)	7,245,874	397,194
Net change in unrealized appreciation (depreciation) on:
Investments	940,234	23,823,832	193,748
Net realized and unrealized gain (loss) on Investments	(3,615,741)	31,069,706	590,942
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,756,596	$30,652,233	$609,525
See accompanying notes to financial statements.
| 6

Statements of Changes in Net Assets

	Natixis Gateway Quality Income ETF		Natixis Loomis Sayles Focused Growth ETF
	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024
FROM OPERATIONS:
Net investment income (loss)	$7,372,337	$7,962,591	$(417,473)	$(476,513)
Net realized gain (loss) on investments	(4,555,975)	(3,274,218)	7,245,874	556,781
Net change in unrealized appreciation on investments	940,234	8,643,954	23,823,832	48,783,600
Net increase in net assets resulting from operations	3,756,596	13,332,327	30,652,233	48,863,868
FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(6,271,990)	(7,959,690)	(181,888)	(230,769)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 8)	18,425,609	86,756,649	61,289,183	248,742,522
Net increase in net assets	15,910,215	92,129,286	91,759,528	297,375,621
NET ASSETS
Beginning of the period	133,298,347	41,169,061	303,270,794	5,895,173
End of the period	$149,208,562	$133,298,347	$395,030,322	$303,270,794
See accompanying notes to financial statements.
7 |

Statements of Changes in Net Assets (continued)

	Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024
FROM OPERATIONS:
Net investment income (loss)	$18,583	$(44,918)
Net realized gain on investments	397,194	4,520,322
Net change in unrealized appreciation (depreciation) on investments	193,748	(1,679,367)
Net increase in net assets resulting from operations	609,525	2,796,037
FROM DISTRIBUTIONS TO SHAREHOLDERS:
	—	(1,633)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 8)	(5,318,554)	(16,806,772)
Net decrease in net assets	(4,709,029)	(14,012,368)
NET ASSETS
Beginning of the period	17,971,168	31,983,536
End of the period	$13,262,139	$17,971,168
See accompanying notes to financial statements.
| 8

Financial Highlights
For a share outstanding throughout each period.

	Natixis Gateway Quality Income ETF
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended December 31, 2023*
Net asset value, beginning of the period	$54.41	$50.83	$50.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	2.82	4.37	0.15 (b)
Net realized and unrealized gain (loss)	(1.37)	3.43	0.84
Total from Investment Operations	1.45	7.80	0.99
LESS DISTRIBUTIONS FROM:
Net investment income	(2.38)	(4.22)	(0.16)
Net asset value, end of the period	$53.48	$54.41	$50.83
Total return(c)	2.84%(d)	15.88%	1.97%(b)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$149,209	$133,298	$41,169
Net expenses(e)	0.34%(f)	0.34%	0.34%(f)
Gross expenses	0.44%(f)	0.54%	2.30%(f)
Net investment income	10.78%(f)	8.20%	5.83%(b)(f)
Portfolio turnover rate(g)	28%	43%	0%

*	From commencement of operations on December 12, 2023 through December 31, 2023.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 1.91% and the ratio of net investment income to average net assets would have been 4.92%.

(c)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
9 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Loomis Sayles Focused Growth ETF
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended December 31, 2023*
Net asset value, beginning of the period	$38.78	$28.07	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.09)	(0.04)
Net realized and unrealized gain	3.09	10.83	3.12
Total from Investment Operations	3.04	10.74	3.08
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.02)	(0.03)	(0.01)
Net asset value, end of the period	$41.80	$38.78	$28.07
Total return(b)	7.88%(c)	38.22%	12.31%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$395,030	$303,271	$5,895
Net expenses(d)	0.59%(e)	0.59%	0.59%(e)
Gross expenses	0.62%(e)	0.67%	3.97%(e)
Net investment loss	(0.25)%(e)	(0.26)%	(0.31)%(e)
Portfolio turnover rate(f)	1%	5%	4%

*	From commencement of operations on June 28, 2023 through December 31, 2023.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
| 10

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$33.88	$30.74	$25.15	$32.01	$27.42	$24.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	(0.05)	0.07	0.09	0.21 (b)	0.02
Net realized and unrealized gain (loss)	1.88	3.19	5.58	(5.19)	10.68	2.56
Total from Investment Operations	1.92	3.14	5.65	(5.10)	10.89	2.58
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(c)	(0.06)	(0.08)	(0.29)	(0.02)
Net realized capital gains	—	—	—	(1.68)	(6.01)	—
Total Distributions	—	(0.00)	(0.06)	(1.76)	(6.30)	(0.02)
Net asset value, end of the period	$35.80	$33.88	$30.74	$25.15	$32.01	$27.42
Total return(d)	5.67%(e)	10.22%	22.48%	(16.59)%	39.60%(b)	10.37%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$13,262	$17,971	$31,984	$11,831	$6,415	$6,043
Net expenses(f)	0.80%(g)	0.80%	0.80%	0.80%	0.83%(h)	0.85%(g)
Gross expenses	2.08%(g)	1.38%	1.44%	2.57%	3.08%	4.95%(g)
Net investment income (loss)	0.26%(g)	(0.16)%	0.25%	0.35%	0.65%(b)	0.24%(g)
Portfolio turnover rate(i)	44%	69%	47%	55%	88%	16%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been 38.99% and the ratio of net investment income to average net assets would have been 0.07%.

(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
(i)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
11 |

Notes to Financial Statements
June 30, 2025 (Unaudited)
1.Organization. Natixis ETF Trust and Natixis ETF Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Funds. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and traded on other exchanges. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis ETF Trust:
Natixis Gateway Quality Income ETF ("Quality Income ETF")
Natixis ETF Trust II:
Natixis Loomis Sayles Focused Growth ETF (“Focused Growth ETF”)
Natixis Vaughan Nelson Select ETF (“Select ETF”)
Quality Income ETF is a diversified investment company. Focused Growth ETF and Select ETF are non-diversified investment companies.
The Funds issue and redeem shares on a continuous basis through ALPS Distributors, Inc. (“ALPS”). Each Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Currently, no Rule 12b-1
fees are charged. Future payments may be made under the 12b-1 Plan without further shareholder approval.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway
Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and the Trusts.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at NAV per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
| 12

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with pay down provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon the World Market or “WM11” foreign exchange rates supplied by an independent pricing service. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986 ("IRC"), as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2025 and has concluded that no provisions for income tax are required. The Funds' federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment
13 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distributions in excess of income and/or capital gain, return of capital distributions received, capital gain distribution received, redemptions in-kind, deferred Trustees' fees, non-deductible expenses and net operating losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, return of capital distributions received, capital gain distribution received, net operating losses and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Quality Income ETF	$7,959,690	$ —	$7,959,690
Focused Growth ETF	—	230,769	230,769
Select ETF	1,633	—	1,633
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2024, capital loss carryforwards were as follows:
	Quality Income ETF	Focused Growth ETF	Select ETF
Capital loss carryforward:
Short-term:
No expiration date	$(10,989,604)	$ —	$(2,141,555)
Long-term:
No expiration date	(135,002)	—	—
Total capital loss carryforward*	$(11,124,606)	$—	$(2,141,555)

*
Under Section 382 of the Internal Revenue Service Code, a portion of the capital loss carryforward for Quality Income ETF is subject to certain limitations upon availability, to offset future capital gains, if any.

| 14

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
As of June 30, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Quality Income ETF	Focused Growth ETF	Select ETF
Federal tax cost	$138,430,961	$312,471,896	$10,791,790
Gross tax appreciation	$15,217,163	$79,548,998	$2,721,598
Gross tax depreciation	(4,962,003)	(6,294,796)	(176,897)
Net tax appreciation	$10,255,160	$73,254,202	$2,544,701
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
f. Equity-Linked Notes. Quality Income ETF may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
i. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
15 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2025, at value:
Quality Income ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$135,412,177	$ —	$ —	$135,412,177
Equity-Linked Notes	—	13,146,712	—	13,146,712
Short-Term Investments	—	127,232	—	127,232
Total Investments	$135,412,177	$13,273,944	$—	$148,686,121

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Focused Growth ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$383,168,115	$ —	$ —	$383,168,115
Short-Term Investments	—	2,557,983	—	2,557,983
Total Investments	$383,168,115	$2,557,983	$—	$385,726,098

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Select ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,114,563	$ —	$ —	$13,114,563
Short-Term Investments	—	221,928	—	221,928
Total Investments	$13,114,563	$221,928	$—	$13,336,491

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended June 30, 2025, purchases and sales of securities (excluding in-kind transactions and short-term investments) were as follows:
Fund	Purchases	Sales
Quality Income ETF	$43,453,960	$35,660,607
Focused Growth ETF	4,497,739	1,725,776
Select ETF	6,311,473	6,426,536
| 16

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For the six months ended June 30, 2025, in-kind transactions were as follows:
Fund	In-Kind Purchases	In-Kind Sales
Quality Income ETF	$38,276,364	$36,331,346
Focused Growth ETF	64,637,034	18,077,412
Select ETF	—	5,206,064
Quality Income ETF, Focused Growth ETF and Select ETF realized a gain of $5,721,860, $7,274,491 and $972,099 respectively on in-kind sales during the six months ended June 30, 2025. Gains and losses realized on in-kind sales are not recognized for tax purposes and are re-classified from realized gain (loss) to paid-in-capital.
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Natixis Advisors, LLC (“Natixis Advisors”), serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Quality Income ETF	0.24%
Focused Growth ETF	0.50%
Select ETF	0.70%
Effective July 1, 2025, Select ETF pays a management fee at the annual rate of 0.66% of the Fund's average daily net assets, calculated daily and payable monthly.
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Quality Income ETF	Gateway Investment Advisers, LLC (“Gateway Advisers”)
Focused Growth ETF	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Select ETF	Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson")
Gateway Advisers and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Subadviser	Percentage of Average Daily Net Assets
Quality Income ETF	Gateway Advisers	0.12%
Focused Growth ETF	Loomis Sayles	0.25%
Select ETF	Vaughan Nelson	0.47%
Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.
Effective July 1, 2025, Select ETF has agreed to pay its respective subadviser a subadvisory fee at the annual rate of 0.4425%, calculated daily and payable monthly, based on the Fund's average daily net assets.
Natixis Advisors has given a binding undertaking to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2028, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
17 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For the six months ended June 30, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Quality Income ETF	0.34%
Focused Growth ETF	0.59%
Select ETF	0.80%
Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent the annual operating expenses of a Fund fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended June 30, 2025, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Quality Income ETF	$164,129	$68,223	$95,906	0.24%	0.14%
Focused Growth ETF	822,844	56,315	766,529	0.50%	0.47%
Select ETF	50,775	50,775	—	0.70%	— %

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
For the six months ended June 30, 2025, expenses have been reimbursed as follows:
Fund	Reimbursements[1]
Select ETF	$42,340

[1]	Expense reimbursement is subject to possible recovery until December 31, 2026.
No expenses were recovered for any of the Funds during the six months ended June 30, 2025 under the terms of the expense limitation agreements.
b. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, the Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended June 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Quality Income ETF	$29,652
Focused Growth ETF	71,342
Select ETF	3,145
c. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance
| 18

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.
d. Affiliated Ownership. As of June 30, 2025, the percentage of Focused Growth ETF’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Loomis Sayles Growth Fund	45.34%
Investment activities of affiliated shareholders could have material impacts on the Fund.
6.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2025, none of the Funds had borrowings under this agreement.
7.Risk. The Funds have exposure to certain types of risk as summarized below.
a. Authorized Participant Concentration Risk.  Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
b. Premium/Discount Risk. Shares of the Funds are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Funds’ shares will fluctuate, in some cases materially, in response to changes in the Funds’ NAV, the intraday value of the Funds’ holdings, and the relative supply and demand for the Funds’ shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
c. Trading Issues Risk. Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
d. Non-Diversified Risk. Focused Growth ETF and Select ETF are non-diversified, which means that the Funds are not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.
19 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
e. Other. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
8.Capital Shares. Shares of the Funds may be acquired or redeemed directly from the Funds by Authorized Participants only in aggregations of 10,000 shares (“Creation Units”), or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Funds’ Distributor.
A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Funds.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.
The Funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees are included in capital share transactions on the Statements of Changes in Net Assets.
Transactions in capital shares were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Quality Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,020,000	$54,697,648	2,610,000	$138,975,755
Redeemed	(680,000)	(36,272,039)	(970,000)	(52,219,106)
Increase from capital share transactions	340,000	$18,425,609	1,640,000	$86,756,649

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Focused Growth ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,080,000	$79,443,650	7,610,000	$248,742,522
Redeemed	(450,000)	(18,154,467)	—	—
Increase from capital share transactions	1,630,000	$61,289,183	7,610,000	$248,742,522

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Select ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	—	$ —	140,000	$4,656,663
Redeemed	(160,000)	(5,318,554)	(650,000)	(21,463,435)
Decrease from capital share transactions	(160,000)	$(5,318,554)	(510,000)	$(16,806,772)
| 20

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds, including, if applicable, the Fund’s corresponding mutual fund, and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales, redemption and trading data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution and trading of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the asset management industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds, which include advisory and non-advisory services directed to the needs and operations of each of the Funds as an ETF. The Trustees also considered the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees noted that although certain Funds are relatively new, the Advisers had extensive experience managing other types of funds and had made significant investments in the resources necessary for the management of ETFs, such as resources dedicated to the Funds’ creation and redemption processes. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel
21 |

and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2024, each Fund’s one- and three-year (as applicable) net asset value performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year
Natixis Gateway Quality Income ETF	60%	N/A
Natixis Loomis Sayles Focused Growth ETF	14%	N/A
Natixis Vaughan Nelson Select ETF	98%	90%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (though not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category; and (3) that the Fund is relatively new and therefore has a limited performance history. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of the Funds, including the additional responsibilities of the Advisers in overseeing an ETF, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees also considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place and they considered the amounts waived or reimbursed by the Advisers for the Funds under their expense limitation agreements. They also noted that management had proposed to reduce the advisory fee rate for Natixis Vaughan Nelson Select ETF, effective as of July 1, 2025. The Trustees further noted that Natixis Loomis Sayles Focused Growth ETF and Natixis Gateway Quality Income ETF had total advisory fee rates that were below the medians of their respective peer groups of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
| 22

The Trustees noted that Natixis Vaughan Nelson Select ETF had a total advisory fee rate that was above the median of its peer group of funds. In this regard, the Trustees considered factors that management believed justified the relatively higher advisory fee rates, including (1) that the advisory fee was only five basis points higher than the median of a peer group of funds; and (2) that management had proposed to reduce the Fund’s advisory fee rate by four basis points.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to the Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that although none of the Funds’ advisory fees were subject to breakpoints, each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business. They also considered that although the Adviser had established an expense limitation for the Natixis Vaughan Nelson Select ETF, it did not benefit from significant economies of scale because of its relatively small size.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, as may be applicable, the ability to offer ETFs in the Natixis family of funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements (with respect to Natixis Vaughan Nelson Select ETF, reflecting the reduction in the advisory fee rate described above) should be continued through June 30, 2026.
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Contact us
ALPS Distributors, Inc. is the distributor for the Natixis Gateway Quality Income ETF, Natixis Loomis Sayles Focused Growth ETF and Natixis Vaughan Nelson Select ETF. Natixis Distribution, LLC is a marketing agent. ALPS Distributors, Inc. is not affiliated with Natixis Distribution, LLC.
˃To learn more about Natixis ETFs:
Visit:im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/31/2026
USIMV58SA-0625
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By: /s/ David L. Giunta

Name:  David L. Giunta

Title:  President and Chief Executive Officer

Date:  August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:  David L. Giunta

Title:  President and Chief Executive Officer

Date:  August 22, 2025

By: /s/ Matthew J. Block

Name:  Matthew J. Block

Title:  Treasurer and Principal Financial and Accounting Officer

Date:  August 22, 2025